DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Line Items]
Profit or loss attributable to ordinary equity holder of parent	$ 41,300	$ 476,470	$ (358,560)
Weighted average of number of shares	125,323,699	121,422,850	120,474,350
Basic earnings (loss) per share (in U.S.$ per share)	$ 0.3295466	$ 3.9240555	$ (2.9762352)
Diluted earnings (loss) per share (in U.S.$ per share)	$ 0.3295466	$ 3.9240555	$ (2.9762352)